Voyage and Operating Expenses, details 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Costs and Expenses [Abstract]
Crew wages and related costs	$ 37,351	$ 31,497	$ 28,406
Insurance	4,747	4,369	4,181
Spares and consumable stores	14,996	12,686	12,691
Repairs and maintenance	6,609	5,903	6,257
Tonnage taxes	361	318	306
Other operating expenses	2,229	602	744
Vessel operating expenses	$ 66,293	$ 55,375	$ 52,585